Taxes (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Unrecognized tax credits		R$ 68,826	R$ 131,655
Recoverable P I S Pasep And Cofins Taxes [Member]
IfrsStatementLineItems [Line Items]
Amount of tax recoverable	R$ 107,453
Adjusted balance		R$ 75,192	R$ 83,716